Consolidated Statements of Financial Position - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Current assets
Cash and cash equivalents	€ 136,001	€ 258,756
Current trade and others receivables	15,906	7,236
Other current financial assets	4,550	0
Other current assets	1,998	2,101
Inventories	4	4
Total - Current assets	158,459	268,097
Non-current assets
Intangible assets	43,957	174
Property, plant and equipment	8,210	9,015
Non-current trade and other receivables	0	3
Other non-current financial assets	4,914	4,431
Deferred tax assets	0	0
Total - Non-current assets	57,081	13,623
Total - Assets	215,540	281,720
Current liabilities
Current convertible loans	415	415
Other current loans and borrowings	4,665	1,773
Current trade and other payables	14,845	40,988
Current deferred income and revenue	14,479	14,298
Current provisions	61	313
Other current tax liabilities	4,906	5,051
Total - Current liabilities	39,370	62,837
Non-current liabilities
Non-current convertible loans	49,861	47,682
Other non-current loans and borrowings	20,334	24,365
Non-current trade and other payables	448	450
Non-current deferred income and revenue	9,706	25,821
Non-current employee benefits	782	864
Deferred tax liabilities	510	602
Total - Non-current liabilities	81,641	99,786
Shareholders' equity
Share capital	12,459	12,454
Share premium	444,683	444,438
Retained earnings (accumulated deficit)	(337,550)	(405,076)
Currency translation adjustment	(1,344)	22
Net profit (loss)	(23,719)	67,259
Total - Shareholders' equity	94,528	119,097
Total - Shareholders' equity & liabilities	215,540	281,720
Interest income	137	274
Net foreign exchange gain	7,470	8,876
Finance income from renegotiation of debt	0	35,578
Other finance income	605	52
Financial income	8,212	44,780
Interest expense	(4,341)	(4,846)
Interest Expenses For Leases	(69)	(109)
Net foreign exchange loss	(340)	(2,163)
Other finance cost	(8)	(5)
Finance costs	(4,758)	(7,122)
Finance income (cost)	€ 3,453	€ 37,658